UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

 Report for the Calendar Year or Quarter Ended: September 30, 2007
                                               --------------------

 Check here if Amendment [X]; Amendment Number:  1
                                                 -----------
   This Amendment (Check only one.): [X] is a restatement.
                                     [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

 Name:    TCG Holdings, L.L.C.
         ------------------------------
 Address: c/o The Carlyle Group
         ------------------------------
          1001 Pennsylvania Avenue, NW
         ------------------------------
          Suite 220 S.
         ------------------------------
          Washington, DC  20004-2505
         ------------------------------

 Form 13F File Number:  28- 12410
                           -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

 Name:  Daniel A. D'Aniello
       ---------------------
 Title: Managing Director
       ---------------------
 Phone: 202-729-5626
       ---------------------

Signature, Place, and Date of Signing:

 /s/ Daniel A. D'Aniello        Washington, DC                June 5, 2008
-------------------------    -----------------------      ----------------------
       Signature                 City, State                     Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

 Form 13F File Number           Name

 28-
    ----------------------      ---------------------------------

                              FORM 13F SUMMARY PAGE


Report Summary:


 Number of Other Included Managers:      1
                                        -------------------------

 Form 13F Information Table Entry Total: 11
                                        -------------------------

 Form 13F Information Table Value Total: $74,946
                                        -------------------------
                                             (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


 No.    Form 13F File           Number Name

 1      28-12429                Carlyle Investment Management L.L.C.
----    --------------------    -------------------------------------

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

                                                  FORM 13-F INFORMATION TABLE

   COLUMN 1       COLUMN 2         COLUMN 3       COLUMN 4        COLUMN 5        COLUMN 6        COLUMN 7         COLUMN 8
------------- ------------------ ------------ ------------ ------------------- ------------- --------------- ----------------------

                                                   VALUE     SHRS OR  SH/  PUT/  INVESTMENT         OTHER     VOTING AUTHORITY
NAME OF ISSUER  TITLE OF CLASS      CUSIP        (x$1000)    PRN AMT  PRN  CALL  DISCRETION        MANAGERS  SOLE   SHARED   NONE
--------------- --------------- ------------- ------------ --------- ---------- ------------ --------------- ----- -------- -------
ICO Global      CL A            44930K108        $903       259,437   SH    --  Shared-              1              259,437
Communications                                                                  Defined
Holdings Ltd
Del

Time Warner     Com             887317105        $2,020     110,000   SH    --  Shared-              1              110,000
Inc                                                                             Defined

Time Warner     CL A            88732J108        $12,904    393,400   SH    --  Shared-              1              393,400
Cable Inc                                                                       Defined

Varsity Group   Com             922281100        $1,353     1,252,630 SH    --  Shared-              1              1,252,630
Inc                                                                             Defined

Blackboard Inc  Com             091935502        $30,395    663,059   SH    --  Shared-              1              663,059
                                                                                Defined

Acme            Com             004631107        $77        20,000    SH    --  Shared-              1              20,000
Communication                                                                   Defined
Inc

Nexstar         CL A            65336K103        $420       40,000    SH    --  Shared-              1              40,000
Broadcasting                                                                    Defined
Group I

Owens           Com             690742101        $15,033    600,100   SH    --  Shared-              1              600,100
Corning                                                                         Defined
New


Horizon         Com New         44043J204        $10,287    623,457   SH    --  Shared-              1              623,457
Offshore Inc                                                                    Defined

Mediacom        CL A            58446K105        $109       15,400    SH    --  Shared-              1              15,400
Communications                                                                  Defined
Corp

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

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

Terrestar Corp  Com             881451108        $1,445     150,000   SH    --  Shared-              1              150,000
                                                                                Defined
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

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